Other Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses and other current assets:
Rental and other deposits	$ 2,233	$ 3,965
Prepayment for investments	20,881	24,953
Advertising prepayment	3,959	5,267
Prepayment to outsourced service providers	5,369	4,043
Amounts deposited by users	25,277	21,203
Content fees	7,393	2,111
Others	4,121	5,122
Prepaid expenses and other current assets	$ 69,233	$ 66,664